UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05719
BNY Mellon Stock Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Stock Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$14	0.27%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,207	506	1.38%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
37.7%
Financials
11.7%
Communication Services
9.6%
Consumer Discretionary
9.2%
Industrials
8.9%
Health Care
8.8%
Consumer Staples
4.5%
Energy
3.0%
Utilities
2.2%
Materials
1.8%
Real Estate
1.8%
Investment Companies
1.1%
Net Other Assets and Liabilities
-0.3%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0763SA0626

BNY Mellon Stock Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$27	0.52%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,207	506	1.38%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0427SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Stock Index Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Stock Index Fund, Inc.
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Automobiles & Components — 2.0%
Aptiv PLC(a)	10,465	642,342
Ford Motor Co.	194,930	2,709,527
General Motors Co.	44,320	3,416,185
Tesla, Inc.(a)	138,867	58,407,460
		65,175,514
Banks — 3.4%
Bank of America Corp.	322,158	18,356,563
Citigroup, Inc.	84,092	11,769,516
Citizens Financial Group, Inc.	21,584	1,512,391
Fifth Third Bancorp	44,169	2,489,806
Huntington Bancshares, Inc.	98,906	1,753,603
JPMorgan Chase & Co.	132,266	43,294,630
KeyCorp	44,752	1,031,534
M&T Bank Corp.	7,257	1,727,238
Regions Financial Corp.	41,209	1,244,512
The PNC Financial Services Group, Inc.	19,986	4,920,953
Truist Financial Corp.	60,735	3,025,818
U.S. Bancorp	76,570	4,624,828
Wells Fargo & Co.	150,962	12,475,500
		108,226,892
Capital Goods — 6.8%
3M Co.	25,657	4,154,125
A.O. Smith Corp.(b)	5,682	356,375
Allegion PLC	4,368	613,660
AMETEK, Inc.	11,223	2,715,293
Axon Enterprise, Inc.(a)	4,022	2,254,773
Builders FirstSource, Inc.(a)	5,405	483,639
Carrier Global Corp.	38,324	2,811,065
Caterpillar, Inc.	22,717	24,191,333
Comfort Systems USA, Inc.	1,741	3,450,575
Cummins, Inc.	6,837	4,876,217
Deere & Co.	12,363	7,842,222
Dover Corp.	6,640	1,489,219
Eaton Corp. PLC	19,062	8,122,700
EMCOR Group, Inc.	2,180	1,809,138
Emerson Electric Co.	27,943	4,000,041
Fastenal Co.	57,047	2,739,967
Fortive Corp.	14,776	902,666
GE Vernova, Inc.	13,258	15,576,294
Generac Holdings, Inc.(a)	3,019	883,993
General Dynamics Corp.	12,733	4,510,538
General Electric Co.	51,432	19,221,681
Honeywell Aerospace, Inc.(a)	15,567	3,441,442
Honeywell International, Inc.	15,567	3,485,339
Howmet Aerospace, Inc.	19,602	5,270,194
Hubbell, Inc.	2,679	1,401,653
Huntington Ingalls Industries, Inc.	1,997	558,940
IDEX Corp.	3,709	841,758

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Capital Goods — 6.8% (continued)
Illinois Tool Works, Inc.	12,956	3,504,209
Ingersoll Rand, Inc.	17,308	1,419,083
Johnson Controls International PLC	29,847	4,360,945
L3Harris Technologies, Inc.	9,227	2,681,274
Lennox International, Inc.(b)	1,659	950,524
Lockheed Martin Corp.	10,019	5,104,280
Masco Corp.	10,581	860,976
Nordson Corp.	2,526	762,069
Northrop Grumman Corp.	6,601	3,361,955
Otis Worldwide Corp.	19,100	1,367,560
PACCAR, Inc.	25,998	3,122,880
Parker-Hannifin Corp.	6,175	6,039,891
Pentair PLC	8,463	648,774
Quanta Services, Inc.	7,466	5,375,819
Rockwell Automation, Inc.	5,408	2,677,393
RTX Corp.	66,418	12,601,487
Snap-on, Inc.	2,605	1,048,252
Stanley Black & Decker, Inc.	7,044	662,981
Textron, Inc.(b)	8,634	791,997
The Boeing Company(a)	38,860	8,412,024
Trane Technologies PLC	10,816	5,312,387
TransDigm Group, Inc.	2,740	3,649,790
United Rentals, Inc.	3,087	3,497,231
Vertiv Holdings Co., Cl. A	18,929	6,337,808
W.W. Grainger, Inc.	2,143	2,915,337
Westinghouse Air Brake Technologies Corp.	8,553	2,305,889
Xylem, Inc.	11,853	1,401,143
		219,178,798
Commercial & Professional Services — .7%
Automatic Data Processing, Inc.	19,595	4,388,300
Broadridge Financial Solutions, Inc.	5,634	771,576
Cintas Corp.	16,583	2,820,436
Copart, Inc.(a)	44,620	1,257,838
Equifax, Inc.	5,721	908,037
Jacobs Solutions, Inc.	5,764	726,264
Leidos Holdings, Inc.	6,499	669,202
Paychex, Inc.	15,599	1,533,850
Republic Services, Inc.	9,906	2,110,770
Rollins, Inc.	13,685	571,212
Veralto Corp.	11,848	1,050,681
Verisk Analytics, Inc.	6,664	1,196,388
Waste Management, Inc.	18,361	4,092,300
		22,096,854
Consumer Discretionary Distribution & Retail — 5.2%
Amazon.com, Inc.(a)	482,925	115,100,344
AutoZone, Inc.(a)	799	2,553,556
Best Buy Co., Inc.	9,939	754,171
Carvana Co.(a)	35,400	2,330,028
eBay, Inc.	21,738	2,429,222
Genuine Parts Co.	6,635	782,797
Lowe’s Companies, Inc.	27,757	6,120,141

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Consumer Discretionary Distribution & Retail — 5.2% (continued)
O’Reilly Automotive, Inc.(a)	40,604	3,739,222
Ross Stores, Inc.	15,950	3,394,958
The Home Depot, Inc.	49,259	17,372,664
The TJX Companies, Inc.	54,489	8,255,084
Tractor Supply Co.	25,106	793,601
Ulta Beauty, Inc.(a)	2,106	949,764
Williams-Sonoma, Inc.	5,764	1,343,588
		165,919,140
Consumer Durables & Apparel — .4%
D.R. Horton, Inc.	12,947	2,108,807
Deckers Outdoor Corp.(a)	6,915	686,590
Garmin Ltd.	8,127	1,930,488
Hasbro, Inc.	6,591	544,351
Lennar Corp., Cl. A	10,756	973,311
Lululemon Athletica, Inc.(a)	5,250	599,445
NIKE, Inc., Cl. B	58,865	2,416,408
NVR, Inc.(a)	133	906,182
PulteGroup, Inc.	9,240	1,267,820
Ralph Lauren Corp.	1,973	791,982
Tapestry, Inc.	10,240	1,498,931
		13,724,315
Consumer Services — 1.6%
Airbnb, Inc., Cl. A(a)	20,959	2,999,233
Booking Holdings, Inc.	38,161	6,801,817
Carnival Corp. Ltd.	62,323	1,780,568
Chipotle Mexican Grill, Inc.(a)	61,870	2,103,580
Darden Restaurants, Inc.(b)	5,617	1,157,158
Domino’s Pizza, Inc.(b)	1,399	414,160
DoorDash, Inc., Cl. A(a)	18,498	3,413,436
Expedia Group, Inc.	5,711	1,461,331
Hilton Worldwide Holdings, Inc.	11,075	3,659,844
Las Vegas Sands Corp.	15,177	701,026
Marriott International, Inc., Cl. A	10,883	4,033,131
McDonald’s Corp.	35,014	9,464,634
MGM Resorts International(a)	10,031	479,582
Norwegian Cruise Line Holdings Ltd.(a)	24,746	522,388
Royal Caribbean Cruises Ltd.	12,449	3,952,931
Starbucks Corp.	56,374	5,760,859
Wynn Resorts Ltd.(b)	3,790	367,971
Yum! Brands, Inc.	13,870	2,217,258
		51,290,907
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	1,827	1,452,081
Costco Wholesale Corp.	21,898	20,484,922
Dollar General Corp.	10,761	1,238,699
Dollar Tree, Inc.(a)	9,339	1,129,552
Sysco Corp.	23,679	1,979,091
Target Corp.	22,405	2,926,317
The Kroger Company	27,494	1,526,742
Walmart, Inc.	216,376	24,506,746
		55,244,150

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Energy — 3.0%
APA Corp.(b)	16,733	544,994
Baker Hughes Co.	49,481	2,746,195
Chevron Corp.	92,334	15,305,284
ConocoPhillips	59,887	6,225,853
Devon Energy Corp.	57,185	2,362,884
Diamondback Energy, Inc.	9,576	1,683,269
EOG Resources, Inc.	26,086	3,384,137
EQT Corp.	30,717	1,633,223
Expand Energy Corp.	12,071	1,100,754
Exxon Mobil Corp.	204,498	27,958,967
Halliburton Co.	40,633	1,379,490
Kinder Morgan, Inc.	96,866	3,096,806
Marathon Petroleum Corp.	14,570	3,725,112
Occidental Petroleum Corp.	36,439	1,769,842
ONEOK, Inc.	31,024	2,697,227
Phillips 66	19,567	3,307,801
SLB Ltd.	73,569	3,420,223
Targa Resources Corp.	10,564	2,832,631
Texas Pacific Land Corp.	2,947	1,289,725
The Williams Companies, Inc.	60,304	4,482,999
Valero Energy Corp.	14,627	3,809,456
		94,756,872
Equity Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.(c)	7,686	406,205
American Tower Corp.(c)	22,820	3,732,667
AvalonBay Communities, Inc.(c)	6,944	1,310,263
BXP, Inc.(b),(c)	7,296	483,798
Camden Property Trust(c)	5,287	605,309
Crown Castle, Inc.(c)	22,013	1,667,045
Digital Realty Trust, Inc.(c)	16,327	2,932,003
Equinix, Inc.(c)	4,862	5,068,100
Equity Residential(c)	15,964	1,084,435
Essex Property Trust, Inc.(c)	3,091	901,305
Extra Space Storage, Inc.(c)	10,397	1,510,684
Federal Realty Investment Trust(c)	4,071	502,524
Healthpeak Properties, Inc.(c)	34,639	741,275
Host Hotels & Resorts, Inc.(c)	29,519	699,896
Invitation Homes, Inc.(c)	27,992	845,638
Iron Mountain, Inc.(c)	14,998	1,894,397
Kimco Realty Corp.(c)	33,112	839,389
Mid-America Apartment Communities, Inc.(c)	5,501	764,309
Prologis, Inc.(c)	45,996	6,231,078
Public Storage(c)	7,813	2,486,956
Realty Income Corp.(c)	46,168	2,860,569
Regency Centers Corp.(c)	8,066	643,183
SBA Communications Corp.(c)	5,355	944,943
Simon Property Group, Inc.(c)	15,795	3,532,552
UDR, Inc.(c)	15,308	611,095
Ventas, Inc.(c)	23,892	2,121,610
VICI Properties, Inc.(c)	52,259	1,387,476

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Equity Real Estate Investment Trusts — 1.7% (continued)
Welltower, Inc.(c)	34,827	7,904,684
Weyerhaeuser Co.(c)	36,037	862,726
		55,576,114
Financial Services — 6.7%
American Express Co.	26,500	8,963,625
Ameriprise Financial, Inc.	4,489	2,059,374
Apollo Global Management, Inc.	22,727	2,688,831
Ares Management Corp., Cl. A(b)	10,382	1,155,620
Berkshire Hathaway, Inc., Cl. B(a)	90,444	45,257,273
BlackRock, Inc.	7,140	6,865,538
Blackstone, Inc.	36,455	4,289,660
Block, Inc.(a)	26,294	1,998,344
Capital One Financial Corp.	30,931	6,205,377
Cboe Global Markets, Inc.	5,181	1,257,273
CME Group, Inc.	17,843	3,940,270
Coinbase Global, Inc., Cl. A(a)	10,995	1,607,359
Corpay, Inc.(a)	3,213	1,070,797
FactSet Research Systems, Inc.	1,755	403,790
Fidelity National Information Services, Inc.	24,970	970,834
Fiserv, Inc.(a)	26,923	1,320,573
Franklin Resources, Inc.	14,653	487,505
Global Payments, Inc.	11,425	828,998
Interactive Brokers Group, Inc., Cl. A	21,702	1,888,942
Intercontinental Exchange, Inc.	27,643	3,403,130
Invesco Ltd.	22,438	592,139
Jack Henry & Associates, Inc.(b)	3,601	496,002
KKR & Co., Inc.	34,618	3,177,240
Mastercard, Inc., Cl. A	39,767	20,424,331
Moody’s Corp.	7,397	3,350,249
Morgan Stanley	59,129	12,360,326
MSCI, Inc.	3,594	2,012,784
Nasdaq, Inc.	21,777	1,716,463
Northern Trust Corp.	9,102	1,582,292
PayPal Holdings, Inc.	43,226	1,866,499
Raymond James Financial, Inc.	8,484	1,289,823
Robinhood Markets, Inc., Cl. A(a)	39,263	3,937,294
S&P Global, Inc.	14,946	6,086,908
State Street Corp.	13,358	2,265,517
Synchrony Financial	16,361	1,244,254
T. Rowe Price Group, Inc.	10,462	1,189,425
The Bank of New York Mellon Corp.(d)	34,055	4,924,693
The Charles Schwab Corp.	80,597	7,436,685
The Goldman Sachs Group, Inc.	14,557	14,722,513
Visa, Inc., Cl. A	81,836	28,077,113
		215,415,663
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	83,063	5,976,383
Archer-Daniels-Midland Co.	23,717	1,811,979
Brown-Forman Corp., Cl. B(b)	7,163	190,894
Bunge Global SA	6,483	691,931
Constellation Brands, Inc., Cl. A	7,128	991,434

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Food, Beverage & Tobacco — 2.0% (continued)
General Mills, Inc.	27,240	947,952
Hormel Foods Corp.	14,361	356,440
Keurig Dr. Pepper, Inc.	65,529	2,144,764
McCormick & Co., Inc.	11,739	591,880
Molson Coors Beverage Co., Cl. B	8,451	329,251
Mondelez International, Inc., Cl. A	63,123	3,651,034
Monster Beverage Corp.(a)	35,219	3,385,250
PepsiCo, Inc.	67,186	9,096,984
Philip Morris International, Inc.	77,027	13,934,955
The Coca-Cola Company	190,773	15,504,122
The Hershey Company	7,473	1,311,138
The J.M. Smucker Company	5,089	572,512
The Kraft Heinz Company	43,397	1,025,037
Tyson Foods, Inc., Cl. A	14,624	837,224
		63,351,164
Health Care Equipment & Services — 3.1%
Abbott Laboratories	86,042	7,807,451
Align Technology, Inc.(a)	3,538	596,719
Baxter International, Inc.(b)	24,388	519,952
Becton Dickinson & Co.(b)	13,476	2,039,323
Boston Scientific Corp.(a)	73,056	3,118,030
Cardinal Health, Inc.	11,574	2,749,519
Cencora, Inc.	9,507	2,690,291
Centene Corp.(a)	23,582	1,513,729
CVS Health Corp.	62,951	6,512,281
DaVita, Inc.(a)	1,422	316,367
Dexcom, Inc.(a)	19,093	1,285,914
Edwards Lifesciences Corp.(a)	27,686	2,504,476
Elevance Health, Inc.	10,677	4,129,116
GE HealthCare Technologies, Inc.	22,373	1,432,096
HCA Healthcare, Inc.	7,634	2,976,420
Henry Schein, Inc.(a),(b)	5,165	431,381
Humana, Inc.	5,916	2,349,954
IDEXX Laboratories, Inc.(a)	3,871	2,037,849
Insulet Corp.(a)	3,463	527,242
Intuitive Surgical, Inc.(a)	17,572	6,988,033
Labcorp Holdings, Inc.	3,948	1,105,440
McKesson Corp.	5,924	4,476,174
Medtronic PLC	63,436	4,962,598
Quest Diagnostics, Inc.	5,575	1,181,621
ResMed, Inc.(b)	7,176	1,398,459
Solventum Corp.(a)	7,584	585,106
STERIS PLC	4,690	987,573
Stryker Corp.	17,042	5,365,503
The Cigna Group	13,037	3,594,040
The Cooper Companies, Inc.(a)	9,363	671,421
UnitedHealth Group, Inc.	44,822	18,629,368
Universal Health Services, Inc., Cl. B	2,787	414,399
Veeva Systems, Inc., Cl. A(a)	7,326	1,300,145
Zimmer Biomet Holdings, Inc.	9,968	858,145
		98,056,135

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Household & Personal Products — .8%
Church & Dwight Co., Inc.	11,558	1,119,739
Colgate-Palmolive Co.	39,178	3,591,839
Kenvue, Inc.	95,959	1,833,777
Kimberly-Clark Corp.	16,242	1,782,884
The Clorox Company	6,198	591,537
The Estee Lauder Companies, Inc., Cl. A	12,646	998,402
The Procter & Gamble Company	114,995	16,862,867
		26,781,045
Insurance — 1.6%
Aflac, Inc.	23,069	2,704,840
American International Group, Inc.	26,000	1,937,780
Aon PLC, Cl. A	10,489	3,479,096
Arch Capital Group Ltd.(a)	16,819	1,632,452
Arthur J. Gallagher & Co.	12,655	2,905,208
Assurant, Inc.	2,500	671,325
Brown & Brown, Inc.	14,744	945,828
Chubb Ltd.	17,752	6,048,817
Cincinnati Financial Corp.	7,824	1,448,535
Erie Indemnity Co., Cl. A(b)	1,288	308,798
Everest Group Ltd.	1,913	683,381
Globe Life, Inc.	4,059	725,262
Loews Corp.	7,995	905,114
Marsh & McLennan Cos., Inc.	23,749	3,958,246
MetLife, Inc.	26,040	2,203,244
Principal Financial Group, Inc.	9,900	1,067,022
Prudential Financial, Inc.	17,029	1,837,940
The Allstate Corp.	12,910	3,071,805
The Hartford Insurance Group, Inc.	13,622	1,805,188
The Progressive Corp.	28,686	6,266,457
The Travelers Companies, Inc.	10,429	3,442,822
W. R. Berkley Corp.	14,963	1,055,340
Willis Towers Watson PLC	4,784	1,250,394
		50,354,894
Materials — 1.8%
Air Products and Chemicals, Inc.	10,964	3,214,426
Albemarle Corp.	5,673	766,025
Amcor PLC(b)	22,764	986,819
Avery Dennison Corp.	3,993	648,264
Ball Corp.	12,843	801,403
CF Industries Holdings, Inc.	7,793	843,670
Corteva, Inc.	33,657	2,850,411
CRH PLC	32,872	3,517,304
Dow, Inc.	36,697	1,004,030
DuPont de Nemours, Inc.	6,935	940,618
Ecolab, Inc.	12,374	3,447,520
Freeport-McMoRan, Inc.	71,115	4,472,422
International Flavors & Fragrances, Inc.(b)	12,309	975,119
International Paper Co.	27,171	1,035,215
Linde PLC	22,816	11,840,135
LyondellBasell Industries NV, Cl. A	12,229	643,857
Martin Marietta Materials, Inc.	2,920	1,683,964

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Materials — 1.8% (continued)
Newmont Corp.	52,562	4,909,291
Nucor Corp.	11,266	2,509,502
Packaging Corp. of America	4,236	1,009,354
PPG Industries, Inc.	11,168	1,354,567
Smurfit Westrock PLC(b)	26,116	1,208,126
Steel Dynamics, Inc.	6,622	1,519,484
The Mosaic Company	14,240	301,746
The Sherwin-Williams Company	11,288	3,886,684
Vulcan Materials Co.	6,344	1,871,544
		58,241,500
Media & Entertainment — 8.9%
Alphabet, Inc., Cl. A	289,437	103,436,101
Alphabet, Inc., Cl. C	233,030	82,336,490
Charter Communications, Inc., Cl. A(a)	3,973	565,000
EchoStar Corp., Cl. A(a)	6,340	643,510
Electronic Arts, Inc.	11,407	2,338,891
Fox Corp., Cl. A(b)	9,393	489,939
Fox Corp., Cl. B	7,258	339,965
Live Nation Entertainment, Inc.(a),(b)	7,981	1,461,401
Meta Platforms, Inc., Cl. A	108,333	61,022,896
Netflix, Inc.(a)	207,678	14,828,209
News Corp., Cl. A	17,047	423,277
News Corp., Cl. B(b)	5,892	165,329
Omnicom Group, Inc.	13,981	1,018,236
Paramount Skydance Corp., Cl. B(b)	18,938	186,729
Take-Two Interactive Software, Inc.(a)	8,612	2,152,828
The Trade Desk, Inc., Cl. A(a)	20,614	372,701
The Walt Disney Company	85,394	8,219,172
TKO Group Holdings, Inc.(b)	3,084	620,840
Warner Bros Discovery, Inc.(a)	122,635	3,269,449
		283,890,963
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	87,155	21,931,684
Agilent Technologies, Inc.	13,684	1,817,646
Amgen, Inc.	26,645	9,648,687
Biogen, Inc.(a)	7,048	1,522,791
Bio-Techne Corp.(b)	7,108	502,180
Bristol-Myers Squibb Co.	100,768	5,806,252
Charles River Laboratories International, Inc.(a)	2,431	551,326
Danaher Corp.	31,131	5,929,833
Eli Lilly & Co.	39,028	46,811,354
Gilead Sciences, Inc.	61,391	7,756,139
Incyte Corp.(a)	8,548	969,001
IQVIA Holdings, Inc.(a)	8,520	1,646,234
Johnson & Johnson	118,799	30,171,382
Merck & Co., Inc.	121,981	15,674,559
Mettler-Toledo International, Inc.(a)	979	1,250,682
Moderna, Inc.(a),(b)	17,791	1,245,904
Pfizer, Inc.	281,337	6,774,595
Regeneron Pharmaceuticals, Inc.	4,931	3,074,676
Revvity, Inc.(b)	5,309	590,679

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.8% (continued)
Thermo Fisher Scientific, Inc.	18,314	9,181,907
Vertex Pharmaceuticals, Inc.(a)	12,568	6,242,903
Viatris, Inc.	55,379	879,419
Waters Corp.(a)	4,969	1,863,574
West Pharmaceutical Services, Inc.	3,452	1,239,268
Zoetis, Inc.	20,781	1,493,323
		184,575,998
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	14,484	1,950,850
CoStar Group, Inc.(a)	21,567	610,777
		2,561,627
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	80,453	46,735,952
Analog Devices, Inc.	24,178	9,602,776
Applied Materials, Inc.	39,159	28,311,957
Broadcom, Inc.	233,607	88,245,044
First Solar, Inc.(a)	5,223	1,232,419
Intel Corp.(a)	233,096	32,547,194
KLA Corp.	64,459	19,447,925
Lam Research Corp.	61,626	26,704,395
Marvell Technology, Inc.	43,181	12,863,188
Microchip Technology, Inc.	27,051	2,467,051
Micron Technology, Inc.	55,633	64,216,616
Monolithic Power Systems, Inc.	2,439	3,371,576
NVIDIA Corp.	1,195,021	239,111,752
NXP Semiconductors NV	12,453	3,499,667
ON Semiconductor Corp.(a)	19,320	1,826,513
Qnity Electronics, Inc.	10,240	1,672,294
QUALCOMM, Inc.	52,005	9,610,004
Skyworks Solutions, Inc.(b)	7,217	489,313
Teradyne, Inc.	7,641	3,697,021
Texas Instruments, Inc.	44,907	13,385,430
		609,038,087
Software & Services — 8.1%
Accenture PLC, Cl. A	30,446	3,788,700
Adobe, Inc.(a)	20,312	4,164,366
Akamai Technologies, Inc.(a)	7,230	854,658
AppLovin Corp., Cl. A(a)	13,265	6,834,526
Autodesk, Inc.(a)	10,490	2,039,466
Cadence Design Systems, Inc.(a)	13,591	5,100,974
Cognizant Technology Solutions Corp., Cl. A	22,867	885,639
CrowdStrike Holdings, Inc., Cl. A(a)	12,566	9,589,617
Datadog, Inc., Cl. A(a)	16,220	4,223,039
Fair Isaac Corp.(a)	1,132	1,352,491
Fortinet, Inc.(a)	30,713	4,718,131
Gartner, Inc.(a)	3,526	457,040
Gen Digital, Inc.	26,080	649,131
GoDaddy, Inc., Cl. A(a)	6,391	542,468
International Business Machines Corp.	46,252	13,006,525
Intuit, Inc.	13,542	3,534,462
Microsoft Corp.	366,484	136,705,862

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Software & Services — 8.1% (continued)
Oracle Corp.	83,573	12,247,623
Palantir Technologies, Inc., Cl. A(a)	113,032	13,187,444
Palo Alto Networks, Inc.(a)	40,210	13,712,414
PTC, Inc.(a)	5,393	612,699
Roper Technologies, Inc.	4,951	1,675,369
Salesforce, Inc.	40,258	6,306,818
ServiceNow, Inc.(a)	50,775	5,040,942
Synopsys, Inc.(a)	9,455	4,217,592
Trimble, Inc.(a)	11,134	569,838
Tyler Technologies, Inc.(a)	2,213	647,214
VeriSign, Inc.	4,187	1,053,282
Workday, Inc., Cl. A(a)	9,924	1,214,896
		258,933,226
Technology Hardware & Equipment — 10.6%
Amphenol Corp., Cl. A	60,823	10,724,311
Apple, Inc.	724,705	209,700,639
Arista Networks, Inc.(a)	51,095	8,680,019
CDW Corp.	6,115	860,014
Ciena Corp.(a)	6,970	3,419,203
Cisco Systems, Inc.	194,877	22,890,253
Coherent Corp.(a)	9,639	3,802,296
Corning, Inc.	38,632	9,867,772
Dell Technologies, Inc., Cl. C	14,275	6,159,092
F5, Inc.(a)	2,901	1,206,700
Flex Ltd.(a)	18,104	2,934,115
Hewlett Packard Enterprise Co.	65,467	2,953,216
HP, Inc.(b)	44,377	973,631
Jabil, Inc.	5,215	2,010,278
Keysight Technologies, Inc.(a)	8,411	2,944,439
Lumentum Holdings, Inc.(a)	3,836	3,291,518
Motorola Solutions, Inc.	8,122	3,372,985
NetApp, Inc.	9,705	1,501,946
Sandisk Corp.(a)	7,304	16,607,324
Seagate Technology Holdings PLC	11,061	10,673,865
Super Micro Computer, Inc.(a),(b)	25,593	750,643
TE Connectivity PLC	14,322	2,887,458
Teledyne Technologies, Inc.(a)	2,271	1,514,530
Western Digital Corp.	17,004	10,860,795
Zebra Technologies Corp., Cl. A(a)	2,466	649,199
		341,236,241
Telecommunication Services — .7%
AT&T, Inc.	343,407	7,108,525
Comcast Corp., Cl. A	174,886	4,293,451
T-Mobile US, Inc.	22,996	3,857,119
Verizon Communications, Inc.	206,528	8,744,396
		24,003,491
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	5,669	1,067,699
CSX Corp.	91,456	4,346,904
Delta Air Lines, Inc.	32,407	3,035,240
Expeditors International of Washington, Inc.	6,438	1,049,265

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Transportation — 1.3% (continued)
FedEx Corp.	10,843	3,395,269
Fedex Freight Holding Co., Inc.(a)	5,327	804,377
J.B. Hunt Transport Services, Inc.	3,838	1,110,832
Norfolk Southern Corp.	11,112	3,495,724
Old Dominion Freight Line, Inc.	9,028	1,955,465
Southwest Airlines Co.(b)	25,182	1,294,858
Uber Technologies, Inc.(a)	100,248	7,233,896
Union Pacific Corp.	29,122	7,921,184
United Airlines Holdings, Inc.(a)	15,524	2,111,109
United Parcel Service, Inc., Cl. B	36,812	3,957,290
		42,779,112
Utilities — 2.2%
Alliant Energy Corp.(b)	13,270	1,012,368
Ameren Corp.	13,387	1,513,266
American Electric Power Co., Inc.	26,741	3,658,436
American Water Works Co., Inc.	9,282	1,221,326
Atmos Energy Corp.	8,085	1,392,803
CenterPoint Energy, Inc.	31,998	1,409,192
CMS Energy Corp.	14,643	1,120,190
Consolidated Edison, Inc.	18,251	2,019,108
Constellation Energy Corp.	15,748	3,911,331
Dominion Energy, Inc.(b)	43,195	2,949,787
DTE Energy Co.	10,494	1,598,971
Duke Energy Corp.	38,480	4,870,798
Edison International	19,643	1,462,421
Entergy Corp.	22,443	2,577,803
Evergy, Inc.	11,904	1,028,863
Eversource Energy	18,524	1,338,729
Exelon Corp.	50,654	2,361,489
FirstEnergy Corp.(b)	25,815	1,227,245
NextEra Energy, Inc.	103,050	9,044,699
NiSource, Inc.	22,954	1,091,463
NRG Energy, Inc.	10,494	1,532,754
PG&E Corp.	110,636	1,860,898
Pinnacle West Capital Corp.(b)	6,173	660,511
PPL Corp.	37,980	1,380,573
Public Service Enterprise Group, Inc.	24,506	1,988,907
Sempra	32,296	2,994,162
The AES Corp.	34,517	506,019
The Southern Company	55,458	5,307,885
Vistra Corp.	15,672	2,486,049
WEC Energy Group, Inc.	15,910	1,857,811
Xcel Energy, Inc.	30,414	2,442,244
		69,828,101
Total Equity Securities - Common Stocks (cost $521,810,578)		3,180,236,803

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $36,207,144)	3.70	36,207,144	36,207,144
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $255,240)	3.70	255,240	255,240
Total Investments (cost $558,272,962)		100.3%	3,216,699,187
Liabilities, Less Cash and Receivables		(.3%)	(9,203,403)
Net Assets		100.0%	3,207,495,784

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $25,965,150 and the value of the collateral was
$26,649,770, consisting of cash collateral of $255,240 and U.S. Government & Agency securities valued at $26,394,530.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Equity Securities - Common Stocks - .2%
The Bank of New York Mellon Corp. - .2%	4,549,219	-	(631,456)	505,794	501,136	4,924,693	37,908
Registered Investment Companies - 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	14,714,931	401,613,005	(380,120,792)	-	-	36,207,144	577,034
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	171,313	14,299,171	(14,215,244)	-	-	255,240	22,204††
Total - 1.3%	19,435,463	415,912,176	(394,967,492)	505,794	501,136	41,387,077	637,146

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	107	9/18/2026	40,001,175	40,383,138	381,963
Gross Unrealized Appreciation					381,963
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $25,965,150)—Note 1(c):
Unaffiliated issuers	521,135,244	3,175,312,110
Affiliated issuers	37,137,718	41,387,077
Cash collateral held by broker—Note 4		2,832,000
Dividends and securities lending income receivable		1,517,707
Receivable for shares of Common Stock subscribed		344,577
Receivable for futures variation margin—Note 4		260,703
Prepaid expenses		11,032
		3,221,665,206
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		670,181
Payable for shares of Common Stock redeemed		13,058,498
Liability for securities on loan—Note 1(c)		255,240
Directors’ fees and expenses payable		27,824
Other accrued expenses		157,679
		14,169,422
Net Assets ($)		3,207,495,784
Composition of Net Assets ($):
Paid-in capital		252,360,990
Total distributable earnings (loss)		2,955,134,794
Net Assets ($)		3,207,495,784

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	3,141,870,895	65,624,889
Shares Outstanding	40,745,291	847,682
Net Asset Value Per Share ($)	77.11	77.42
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,849 foreign taxes withheld at source):
Unaffiliated issuers	18,409,487
Affiliated issuers	614,942
Interest	41,903
Affiliated income net of rebates from securities lending—Note 1(c)	22,204
Total Income	19,088,536
Expenses:
Management fee—Note 3(a)	3,786,607
Directors’ fees and expenses—Note 3(d)	117,632
Distribution plan fees—Note 3(b)	78,353
Professional fees	59,026
Interest expense—Note 2	46,406
Loan commitment fees—Note 2	39,291
Chief Compliance Officer fees—Note 3(c)	20,180
Shareholder and regulatory reports service fees—Note 3(c)	9,000
Shareholder servicing costs—Note 3(c)	7,223
Prospectus and shareholders’ reports	1,723
Miscellaneous	141,876
Total Expenses	4,307,317
Net Investment Income	14,781,219
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	305,287,689
Affiliated issuers	505,794
Net realized gain (loss) on futures	2,622,431
Net Realized Gain (Loss)	308,415,914
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(20,034,893)
Affiliated issuers	501,136
Net change in unrealized appreciation (depreciation) on futures	367,839
Net Change in Unrealized Appreciation (Depreciation)	(19,165,918)
Net Realized and Unrealized Gain (Loss) on Investments	289,249,996
Net Increase in Net Assets Resulting from Operations	304,031,215
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	14,781,219	35,199,934
Net realized gain (loss) on investments	308,415,914	561,562,409
Net change in unrealized appreciation (depreciation) on investments	(19,165,918)	(20,977,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	304,031,215	575,785,121
Distributions ($):
Distributions to shareholders:
Initial Shares	(563,373,067)	(229,893,369)
Service Shares	(11,363,363)	(4,135,312)
Total Distributions	(574,736,430)	(234,028,681)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	271,887,846	396,484,454
Service Shares	762,177	1,778,012
Distributions reinvested:
Initial Shares	563,373,067	229,893,369
Service Shares	11,363,363	4,135,312
Cost of shares redeemed:
Initial Shares	(625,320,283)	(1,142,978,245)
Service Shares	(5,440,046)	(12,730,530)
Increase (Decrease) in Net Assets from Capital Stock Transactions	216,626,124	(523,417,628)
Total Increase (Decrease) in Net Assets	(54,079,091)	(181,661,188)
Net Assets ($):
Beginning of Period	3,261,574,875	3,443,236,063
End of Period	3,207,495,784	3,261,574,875
Capital Share Transactions (Shares):
Initial Shares
Shares sold	3,493,665	5,038,617
Shares issued for distributions reinvested	8,379,733	3,165,609
Shares redeemed	(7,815,852)	(13,872,043)
Net Increase (Decrease) in Shares Outstanding	4,057,546	(5,667,817)
Service Shares
Shares sold	9,674	22,200
Shares issued for distributions reinvested	168,412	56,966
Shares redeemed	(65,594)	(157,871)
Net Increase (Decrease) in Shares Outstanding	112,492	(78,705)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	87.15	79.76	69.08	57.81	77.81	64.27
Investment Operations:
Net investment income(a)	.38	.82	.86	.89	.85	.80
Net realized and unrealized gain (loss) on investments	5.95	12.02	15.51	13.62	(14.27)	16.71
Total from Investment Operations	6.33	12.84	16.37	14.51	(13.42)	17.51
Distributions:
Dividends from net investment income	(.39 )	(.83 )	(.88 )	(.90 )	(.85 )	(.81 )
Dividends from net realized gain on investments	(15.98)	(4.62)	(4.81)	(2.34)	(5.73)	(3.16)
Total Distributions	(16.37)	(5.45)	(5.69)	(3.24)	(6.58)	(3.97)
Net asset value, end of period	77.11	87.15	79.76	69.08	57.81	77.81
Total Return (%)	10.08 (b)	17.53	24.67	25.93	(18.31)	28.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27 (c)	.27	.27	.27	.26	.26
Ratio of net expenses to average net assets	.27 (c)	.27 (d)	.27 (d)	.27 (d)	.26 (d)	.26
Ratio of net investment income to average net assets	.96 (c)	1.02 (d)	1.16 (d)	1.42 (d)	1.35 (d)	1.14
Portfolio Turnover Rate	1.38 (b)	2.70	2.65	2.32	1.85	3.62
Net Assets, end of period ($ x 1,000)	3,141,871	3,197,301	3,378,132	2,906,425	2,540,045	3,272,702

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	87.42	79.99	69.27	57.97	78.00	64.37
Investment Operations:
Net investment income(a)	.28	.62	.68	.73	.69	.63
Net realized and unrealized gain (loss) on investments	5.99	12.06	15.54	13.65	(14.30)	16.75
Total from Investment Operations	6.27	12.68	16.22	14.38	(13.61)	17.38
Distributions:
Dividends from net investment income	(.29 )	(.63 )	(.69 )	(.74 )	(.69 )	(.59 )
Dividends from net realized gain on investments	(15.98)	(4.62)	(4.81)	(2.34)	(5.73)	(3.16)
Total Distributions	(16.27)	(5.25)	(5.50)	(3.08)	(6.42)	(3.75)
Net asset value, end of period	77.42	87.42	79.99	69.27	57.97	78.00
Total Return (%)	9.95 (b)	17.23	24.34	25.60	(18.52)	28.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52 (c)	.52	.52	.52	.51	.51
Ratio of net expenses to average net assets	.52 (c)	.52 (d)	.52 (d)	.52 (d)	.51 (d)	.51
Ratio of net investment income to average net assets	.71 (c)	.77 (d)	.91 (d)	1.17 (d)	1.10 (d)	.89
Portfolio Turnover Rate	1.38 (b)	2.70	2.65	2.32	1.85	3.62
Net Assets, end of period ($ x 1,000)	65,625	64,274	65,104	57,786	51,121	68,792

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s index manager (the “Index Manager”).
The fund may operate as a non-diversified fund, as defined under the Act, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value of Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services plan fee and Service shares are subject to a distribution plan fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,180,236,803	—	—	3,180,236,803
Investment Companies	36,462,384	—	—	36,462,384
	3,216,699,187	—	—	3,216,699,187
Other Financial Instruments:
Futures††	381,963	—	—	381,963
	381,963	—	—	381,963

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $3,019 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	25,965,150
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(25,965,150)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies or equity securities advised by the Adviser are considered “affiliated” under the Act. Such equity investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2026 are listed in the Schedule of Investments.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Non-Diversification Risk: Because the fund seeks to closely track the composition of the index, from time to time, more than 25% of the fund’s total assets may be invested in issuers representing more than 5% of the fund’s total assets due to an index rebalance or market movement, which would result in the fund being non-diversifed under the Act, as amended.  A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund.  As a result, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $37,048,993 and long-term capital gains $196,979,688. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended June 30, 2026, the fund was charged $46,406 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended June 30, 2026 was approximately $2,029,282 with a related weighted average annualized interest rate of 4.61%. As of June 30, 2026, the fund has no outstanding loan balance from either Facility.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 3—
Management Fee, Index-Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, for its services to the fund, excluding services related to shareholder reporting and regulatory services for the fund.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $78,353 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2026, Initial shares were charged $6,200 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $607 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
During the period ended June 30, 2026, the fund was charged $20,180 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $641,688, Distribution Plan fees of $13,418, Chief Compliance Officer fees of $5,768, Transfer Agent fees of $307 and shareholder and regulatory reports service fees of $9,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2026, amounted to $42,982,226 and $395,250,601, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended June 30, 2026 is discussed below.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	381,963 (1)	Equity Risk	-
Gross fair value of derivative contracts	381,963		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	2,622,431	2,622,431
Total	2,622,431	2,622,431

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	367,839	367,839
Total	367,839	367,839

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	39,349,709
At June 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,658,808,188, consisting of $2,687,402,112 gross unrealized appreciation and $28,593,924 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $137,812.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Index Management Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Index Manager. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Index Manager.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of S&P 500 index funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all S&P 500 index funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of S&P 500 index funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three-, five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and index management services provided by the Adviser and Index Manager, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses. The Board noted, however, that the Expense Group included funds that charged 12b-1 fees and/or non-12b-1 service fees, whereas, the fund’s Initial shares are not subject to such fees. Had the 12b-1/non-12b-1 fees applicable to the fund’s Service shares been included in the comparison with the Expense Group, the fund’s total expenses would have been higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Index Manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Index Manager in relation to the fee payable to the Adviser by the fund and the respective services provided by the Index Manager and the Adviser. The Board also took into consideration that the Index Manager’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Index Manager are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Index Manager, of the Adviser and the Index Manager and the services provided to the fund by the Adviser and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0763NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 6, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)